Other Receivables, Net - Schedule of Movements of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 24,411,882	$ 7,500,000
Addition	375,000	16,911,882
Write off	(332)
Ending balance	$ 24,786,550	$ 24,411,882